Long-term Debt - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 236,764	$ 243,139
Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	179,402	185,771
Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	37,554	35,466
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	19,808	21,902
Senior notes | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	123,761
Senior notes | Bank of America Corporation | Fixed, with a weighted-average rate of 4.55%, ranging from 1.25% to 8.40%, due 2016 to 2045
Debt Instrument [Line Items]
Long-term debt	109,861	113,037
Senior notes | Bank of America Corporation | Floating, with a weighted-average rate of 1.38%, ranging from 0.11% to 5.07%, due 2016 to 2044
Debt Instrument [Line Items]
Long-term debt	13,900	14,590
Senior notes | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	12,425
Senior notes | Bank of America, N.A. | Fixed, with a weighted-average rate of 1.57%, ranging from 1.13% to 2.05%, due 2016 to 2018
Debt Instrument [Line Items]
Long-term debt	7,483	2,740
Senior notes | Bank of America, N.A. | Floating, with a weighted-average rate of 1.13%, ranging from 0.43% to 3.30%, due 2016 to 2041
Debt Instrument [Line Items]
Long-term debt	4,942	3,028
Senior notes | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	30
Senior notes | Subsidiaries | Fixed, with a rate of 5.50%, due 2017 to 2021
Debt Instrument [Line Items]
Long-term debt	30	1
Senior notes | Subsidiaries | Floating
Debt Instrument [Line Items]
Long-term debt	0	21
Senior structured notes | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	17,548	22,168
Subordinated notes | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	32,245
Subordinated notes | Bank of America Corporation | Fixed, with a weighted-average rate of 5.19%, ranging from 2.40% to 8.57%, due 2016 to 2045
Debt Instrument [Line Items]
Long-term debt	27,216	23,246
Subordinated notes | Bank of America Corporation | Floating, with a weighted-average rate of 0.94%, ranging from 0.43% to 2.68%, due 2016 to 2026
Debt Instrument [Line Items]
Long-term debt	5,029	5,455
Subordinated notes | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	6,216
Subordinated notes | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036
Debt Instrument [Line Items]
Long-term debt	4,815	4,921
Subordinated notes | Bank of America, N.A. | Floating, with a weighted-average rate of 0.80%, ranging from 0.79% to 0.81%, due 2016 to 2019
Debt Instrument [Line Items]
Long-term debt	1,401	1,401
Advances from Federal Home Loan Banks | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	6,172
Advances from Federal Home Loan Banks | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2016 to 2034
Debt Instrument [Line Items]
Long-term debt	172	183
Advances from Federal Home Loan Banks | Bank of America, N.A. | Floating, with a weighted-average rate of 0.41%, ranging from 0.35% to 0.63%, due 2016
Debt Instrument [Line Items]
Long-term debt	6,000	10,500
Securitizations and other BANA VIEs | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	9,756	9,882
Structured liabilities | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	14,974	15,971
Junior subordinated notes (related to trust preferred securities) | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	5,848
Junior subordinated notes (related to trust preferred securities) | Bank of America Corporation | Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to 2067
Debt Instrument [Line Items]
Long-term debt	5,295	6,722
Junior subordinated notes (related to trust preferred securities) | Bank of America Corporation | Floating, with a weighted-average rate of 1.08%, ranging from 0.87% to 1.53%, due 2027 to 2056
Debt Instrument [Line Items]
Long-term debt	553	553
Junior subordinated notes (related to trust preferred securities) | Subsidiaries | Fixed
Debt Instrument [Line Items]
Long-term debt	0	340
Junior subordinated notes (related to trust preferred securities) | Subsidiaries | Floating
Debt Instrument [Line Items]
Long-term debt	0	66
Nonbank VIEs | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	4,317	3,425
Other | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	2,985	2,811
Other | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 487	$ 2,078